UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      December 16, 2006 to January 16, 2007


Commission File Number of issuing entity: 333-132375-07


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-G
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132375


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       06-1798508, 06-1798512, 06-1798513
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On January 16, 2007 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Revolving Home Equity Loan Asset Backed Notes, Series 2006-G.

         The  distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Noteholders  on January 16, 2007  is  filed  as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-G (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: January 24, 2007

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-G
                                January 16, 2007


                                Table of Contents

Distribution Report   ......................................................  2
Factor Report   ............................................................  2
Delinquency Group Report 1   ............................................... 10
Delinquency Group Report 2   ............................................... 10
Delinquency Group Total Report   ........................................... 10
Bankruptcy Group Report   .................................................. 11
Foreclosure Group Report   ................................................. 11
REO Group Report   ......................................................... 11


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Rafael Martinez
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                              600 Travis, 9TH FLOOR
                                Houston, TX 77002
                    Tel: (713) 216-4391 / Fax: (713) 216-4880
                     Email: RAFAEL.TEXAS.MARTINEZ@CHASE.COM


                                     CWHEQ Revolving Home Equity Loan Trust, Series 2006-G
                                                        January 16, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL            BEGINNING                                                                                  ENDING
           FACE                PRINCIPAL                                                          REALIZED   DEFERRED     PRINCIPAL
CLASS      VALUE               BALANCE           PRINCIPAL         INTEREST           TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A         76,000,000.00    71,300,574.46       1,732,121.48      348,580.59    2,080,702.07       0.00       0.00    69,568,452.98
2A        924,000,000.00   846,489,192.44      19,869,079.06    4,138,391.61   24,007,470.67       0.00       0.00   826,620,113.38
C                   0.00             0.00               0.00    3,102,878.56    3,102,878.56       0.00       0.00             0.00
R1                  0.00             0.00               0.00            0.00            0.00       0.00       0.00             0.00
R2                100.00             0.00               0.00            0.00            0.00       0.00       0.00             0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  1,000,000,100.00   917,789,766.90      21,601,200.54    7,589,850.76   29,191,051.30       0.00       0.00   896,188,566.36
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               CURRENT
                             BEGINNING                                                       ENDING            NOTE
CLASS        CUSIP           PRINCIPAL       PRINCIPAL       INTEREST        TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A         23243JAA5          938.16545342   22.79107211     4.58658671    27.37765882       915.37438132      5.500000%
2A         23243JAB3          916.11384463   21.50333232     4.47877880    25.98211112       894.61051232      5.500000%
R2         23243JAE7            0.00000000    0.00000000     0.00000000     0.00000000         0.00000000      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                        917.78967512   21.60119838     7.58985000    29.19104838       896.18847674
-----------------------------------------------------------------------------------------------------------------------------------

                                      CWHEQ Revolving Home Equity Loan Trust, Series 2006-G
                                                        January 16, 2007

General Information:
Record Date                                                                                                          01/12/2007
LIBOR Determination Date                                                                                             12/13/2006
Payment Date                                                                                                         01/16/2007
Determination Date                                                                                                   01/10/2007
Interest Period
Beginning                                                                                                            12/15/2006
Ending                                                                                                               01/15/2007
Number of Days in Interest Period                                                                                            32
Collection Period
Beginning                                                                                                            12/01/2006
Ending                                                                                                               12/31/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                                7,761,333.62
Principal payments on Mortgage Loans                                                                              34,854,158.22
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                  254,872.00
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                        0.00
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                          0.00
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                                0.00
Others                                                                                                                28,657.46
Total Deposits                                                                                                    42,899,021.30

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                 0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                             42,866,197.25
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                       32,824.05
Total Withdrawals                                                                                                 42,899,021.30

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Deposit from Collection Account                                                                                   42,866,197.25
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Cash Released from Additional Loan Account (First Payment Date)                                                            0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding                                    0.00
Total Deposits                                                                                                    42,866,197.25

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to Section 8.03 of the Indenture                                                                 42,866,197.25
Total Withdrawals                                                                                                 42,866,197.25

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
Amount deposited from amounts paid under the Policy                                                                        0.00
Amount transferred to Payment Account                                                                                      0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00

Cash Released from Principal Reserve Fund                                                                                  0.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                         42,866,197.25

Group 1
Investor Interest Collections                                                                                        636,426.41
Principal Collections                                                                                              1,732,121.48
Subordinated Transferor Collections                                                                                  278,041.99
Credit Enhancement Draw Amount                                                                                             0.00

Group 2
Investor Interest Collections                                                                                      7,149,620.44
Principal Collections                                                                                             19,799,079.06
Subordinated Transferor Collections                                                                                2,824,836.57
Credit Enhancement Draw Amount                                                                                             0.00

Transaction Party Fees and Expenses

Group 1

Servicing Fees owing to the Master Servicer for current collection Period                                             29,708.57
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                            29,708.57

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                         0.00
Amount paid to the Loan Insurance Policy Provider                                                                          0.00

Premium amount owing to the Insurer                                                                                    9,803.83
Premium amount paid to the Insurer                                                                                     9,803.83

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                            352,703.83
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           352,703.83

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                         0.00
Amount paid to the Loan Insurance Policy Provider                                                                          0.00

Premium amount owing to the Insurer                                                                                  116,392.26
Premium amount paid to the Insurer                                                                                   116,392.26

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                         348,580.59
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                           348,580.59
Aggregate Investor Interest paid to Class 1-A Note                                                                   348,580.59
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                         0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                               0.00

Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                       4,138,391.61
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                         4,138,391.61
Aggregate Investor Interest paid to Class 2-A Note                                                                 4,138,391.61
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                         0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                               0.00

Principal Payments
Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                        0.00
Investor Loss Amount paid to Class 1-A Note                                                                                0.00

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 1-A Note                                                                      0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                        0.00
Accelerated Principal Payment Amount paid to Class 1-A Note                                                                0.00

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                      1,732,121.48
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                              1,732,121.48

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                   70,000.00
Investor Loss Amount paid to Class 2-A Note                                                                           70,000.00

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 2-A Note                                                                      0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                        0.00
Accelerated Principal Payment Amount paid to Class 2-A Note                                                                0.00

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                     19,799,079.06
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                             19,799,079.06

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                         0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 1-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Group 2
Required Amount for Class 2-A Note                                                                                         0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 2-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Required Transferor Subordinated Amount                                                                            1,900,000.00
Amount distributed to the Issuer from Interest Collections that are not Investor Interest Collections                278,041.99
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                    0.00
Investor Floating Allocation Percentage for Class 1-A Note                                                              100.00%
Liquidation loss amounts for Mortgage Loans                                                                                0.00
Investor Loss Amount for Class 1-A Note                                                                                    0.00

Group 2
Amount distributed to Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                         70,000.00
Required Transferor Subordinated Amount                                                                           23,100,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                  2,824,836.57
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                               70,000.00
Investor Floating Allocation Percentage for Class 2-A Note                                                              100.00%
Liquidation loss amounts for Mortgage Loans                                                                           70,000.00
Investor Loss Amount for Class 2-A Note                                                                               70,000.00

Delinquency Report Group 1
                          Number of Loans  Principal Balance     Percentage
30 to 59 Days Delinquent               59       2,287,545.64          3.29%
60 to 89 Days Delinquent               15         646,810.75          0.93%
90 to 179 Days Delinquent              21         946,782.58          1.36%
180 to 269 Days Delinquent              0               0.00          0.00%
270 Plus Days Delinquent                0               0.00          0.00%
Total                                  95       3,881,138.97          5.58%

Delinquency Report Group 2
                          Number of Loans  Principal Balance     Percentage
30 to 59 Days Delinquent              295      27,589,620.17          3.34%
60 to 89 Days Delinquent              106       8,539,729.61          1.03%
90 to 179 Days Delinquent             105      10,813,311.97          1.31%
180 to 269 Days Delinquent              0               0.00          0.00%
270 Plus Days Delinquent                0               0.00          0.00%
Total                                 506      46,942,661.75          5.68%

Delinquency Report Total
                          Number of Loans  Principal Balance     Percentage
30 to 59 Days Delinquent              354      29,877,165.81          3.33%
60 to 89 Days Delinquent              121       9,186,540.36          1.02%
90 to 179 Days Delinquent             126      11,760,094.55          1.31%
180 to 269 Days Delinquent              0               0.00          0.00%
270 Plus Days Delinquent                0               0.00          0.00%
Total                                 601      50,823,800.72          5.67%

The delinquency buckets above include Bankruptcies, Foreclosures and REOs.

Bankruptcy Group Report
Group Number            Number of Loans   Principal Balance     Percentage
      1                               1           16,721.59          0.02%
      2                               4          370,101.84          0.04%
Total                                 5          386,823.43          0.04%

Foreclosure Group Report
Group Number            Number of Loans   Principal Balance     Percentage
      1                               2           87,999.76          0.13%
      2                               5          507,334.00          0.06%
Total                                 7          595,333.76          0.07%

REO Group Report
Group Number            Number of Loans   Principal Balance     Percentage
      1                               0                0.00          0.00%
      2                               0                0.00          0.00%
Total                                 0                0.00          0.00%

Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Loan Group 2
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                         0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                              254,872.00

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                      71,300,574.46
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                         69,568,452.98
Change in Loan Group Balance                                                                                       1,732,121.48
Principal Collections                                                                                              2,517,627.12
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                         0.00
Additional Balances during Collection Period                                                                         785,505.64
Balance Check                                                                                                             -0.00

Group 2
Beginning Loan Group Balance                                                                                     846,489,192.44
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                        826,690,113.38
Change in Loan Group Balance                                                                                      19,799,079.06
Principal Collections                                                                                             32,562,523.28
Liquidation Loss Amount                                                                                               70,000.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                    70,000.00
Additional Balances during Collection Period                                                                      12,763,444.22
Balance Check                                                                                                        -70,000.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                     0.00

Interest payments on Mortgage Loans                                                                                  666,134.98
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                       666,134.98
Servicing Fee                                                                                                         29,708.57
Investor Interest Collections                                                                                        636,426.41

Beginning Loan Group Balance                                                                                      71,300,574.46
Principal payments on Mortgage Loans                                                                               2,517,627.12
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                    2,517,627.12
Investor Principal Collections                                                                                     2,517,627.12
Additional Balances                                                                                                  785,505.64
Ending Principal Balances                                                                                         69,568,452.98
Total Collections                                                                                                  3,154,053.53
Scheduled Principal Payment                                                                                        1,732,121.48

Mortgage Loans Average Daily Balance                                                                              71,279,004.81
Number of Mortgage Loans at beginning of Collection Period                                                             1,970.00
Number of Mortgage Loans at end of Collection Period                                                                   1,907.00
Loan Group Balance at beginning of Collection Period                                                              71,300,574.46
Loan Group Balance at end of Collection Period                                                                    69,568,452.98

Note Principal Balance of the Class 1-A Note                                                                      69,568,452.98
Original Note Principal Balance of the Class 1-A Note                                                             76,000,000.00
Class 1-A Factor                                                                                                           0.92

Weighted average remaining term of Mortgage Loans                                                                        288.70
Weighted Average Loan Rate                                                                                           11.679634%
Weighted Average Net Loan Rate                                                                                       10.326219%

Excess Interest                                                                                                      278,041.99

Loan Group 2
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                70,000.00

Interest payments on Mortgage Loans                                                                                7,502,324.27
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     7,502,324.27
Servicing Fee                                                                                                        352,703.83
Investor Interest Collections                                                                                      7,149,620.44

Beginning Loan Group Balance                                                                                     846,489,192.44
Principal payments on Mortgage Loans                                                                              32,562,523.28
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   32,562,523.28
Investor Principal Collections                                                                                    32,562,523.28
Additional Balances                                                                                               12,763,444.22
Ending Principal Balances                                                                                        826,690,113.38
Total Collections                                                                                                 39,712,143.72
Scheduled Principal Payment                                                                                       19,799,079.06

Mortgage Loans Average Daily Balance                                                                             846,197,390.19
Number of Mortgage Loans at beginning of Collection Period                                                            10,431.00
Number of Mortgage Loans at end of Collection Period                                                                  10,103.00
Loan Group Balance at beginning of Collection Period                                                             846,489,192.44
Loan Group Balance at end of Collection Period                                                                   826,690,113.38

Note Principal Balance of the Class 2-A Note                                                                     826,620,113.38
Original Note Principal Balance of the Class 2-A Note                                                            924,000,000.00
Class 2-A Factor                                                                                                           0.89

Weighted average remaining term of Mortgage Loans                                                                        288.70
Weighted Average Loan Rate                                                                                           10.757093%
Weighted Average Net Loan Rate                                                                                        9.461337%

Excess Interest                                                                                                    2,824,836.57

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                              0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                           0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                       56,980.22
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                    56,980.22
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.01%

Loans with Credit Limit Modification - current                                                                             0.00
Loans with Credit Limit Modification - cumulative                                                                    194,000.00
Loans with Credit Limit Modification - % of Initial                                                                       0.02%

Loans with Gross Margin Modification - current                                                                             0.00
Loans with Gross Margin Modification - cumulative                                                                          0.00
Loans with Gross Margin Modification - % of Initial                                                                       0.00%

Group 2

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                         55,667.93
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                      87,090.79
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.01%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      366,516.65
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                 1,049,979.87
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.10%

Loans with Credit Limit Modification - current                                                                             0.00
Loans with Credit Limit Modification - cumulative                                                                    315,250.00
Loans with Credit Limit Modification - % of Initial                                                                       0.03%

Loans with Gross Margin Modification - current                                                                        41,250.00
Loans with Gross Margin Modification - cumulative                                                                     84,250.00
Loans with Gross Margin Modification - % of Initial                                                                       0.01%

CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                   348,580.59

Loan Group 2
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                 4,138,391.61

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
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